INCOME TAX - Income taxes paid (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥)
INCOME TAX
Income tax paid in mainland China	¥ 28,085
income tax paid in jurisdictions outside mainland China	¥ 61,845